               AIM OPPORTUNITIES FUND II - CLASS A, B AND C SHARES

                      Supplement dated January 13, 2005 to
       the Prospectus dated February 27, 2004 as revised November 30, 2004 and as supplemented November 30, 2004 and December 29, 2004(A)


This following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

     "FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES
     - - - - - - - - - - - - - -- - - - - - -- - - - - - -- - - - - - -- - - - - - - - - - - - - - - - - - -
     (fees paid directly from
     your investment)                                         CLASS A             CLASS B           CLASS C
     - - - - - - - - - - - - - -- - - - - - -- - - - - - -- - - - - - -- - - - - - - - - - - - - - - - - - -
     Maximum Sales Charge (Load)
     Imposed on Purchases
     (as a percentage of
     offering price)                                           5.50%                None               None

     Maximum Deferred
     Sales Charge (Load)
     (as a percentage of
     original purchase price
     or redemption proceeds,
     whichever is less)                                        None(1,2)            5.00%              1.00%

     - - - - - - - - - - - - - -- - - - - - -- - - - - - -- - - - - - -- - - - - - - - - - - - - - - - - - -
     ANNUAL FUND OPERATING EXPENSES(3)
     - - - - - - - - - - - - - -- - - - - - -- - - - - - -- - - - - - -- - - - - - - - - - - - - - - - - - -
     (expenses that are deducted
     from fund assets)                                        CLASS A             CLASS B           CLASS C
     - - - - - - - - - - - - - -- - - - - - -- - - - - - -- - - - - - -- - - - - - - - - - - - - - - - - - -
     Management Fees(4)                                        1.54%                1.54%              1.54%

     Distribution and/or
     Service (12b-1) Fees                                      0.35                 1.00               1.00

     Other Expenses                                            0.41                 0.41               0.41

     Dividend Expenses Attributable
     to Securities Sold Short                                  0.07                 0.07               0.07

     Interest                                                  0.08                 0.08               0.08

     Total Other Expenses                                      0.56                 0.56               0.56

     Total Annual Fund
     Operating Expenses                                        2.45                 3.10               3.10

     Fee Waivers(5)                                            0.26                 0.26               0.26

     Net Annual Fund Operating Expenses                        2.19                 2.84               2.84
     - - - - - - - - - - - - - -- - - - - - -- - - - - - -- - - - - - -- - - - - - - - - - - - - - - - - - -

     (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

     (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

     (3) There is no guarantee that actual expenses will be the same as those shown in the table.

     (4) The fund's base management fee is 1.50%. This fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.

     (5) Effective January 1, 2005 through June 30, 2006, the advisor has agreed to waive advisory fees such that the advisor receives a base management fee of 1.25%, subject to a maximum of 0.75% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.00% of average daily net assets, based on its performance. The net expenses have been restated to reflect this agreement.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                          ------       -------      -------      --------
      Class A                                                $784         $1,272       $1,784       $3,183
      Class B                                                 813          1,257        1,825        3,261
      Class C                                                 413            957        1,625        3,411

You would pay the following expenses if you did not redeem your shares:

                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                          ------       -------      -------      --------
      Class A                                                $784         $1,272       $1,784       $3,183
      Class B                                                 313            957        1,625        3,261
      Class C                                                 313            957        1,625        3,411"

The following new paragraph is added immediately after the second paragraph appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

     "Effective January 1, 2005 through June 30, 2006, the advisor has agreed to waive advisory fees such that the advisor receives an annual base management fee of 1.25% of the fund's average daily net assets, subject to a maximum performance adjustment upward or downward of 0.75% annually. As a result, the advisor may receive a management fee that ranges from 0.50% to 2.00% of average daily net assets, based on its performance. See "Investment Advisory and Other Services" in the Statement of Additional Information for additional information regarding the calculation of advisory fees."

              AIM OPPORTUNITIES FUND III - CLASS A, B AND C SHARES

                          Supplement dated January 13,
   2005 to the Prospectus dated February 27, 2004 as revised November 30, 2004 and as supplemented November 30, 2004 and December 29, 2004(A)


This following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

     "FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES
     - - - - - - - - - - - - - -- - - - - - -- - - - - - -- - - - - - -- - - - - - - - - - - - - - - - - - -
     (fees paid directly from
     your investment)                                         CLASS A             CLASS B           CLASS C
     - - - - - - - - - - - - - -- - - - - - -- - - - - - -- - - - - - -- - - - - - - - - - - - - - - - - - -
     Maximum Sales Charge (Load)
     Imposed on Purchases
     (as a percentage of
     offering price)                                           5.50%                None               None

     Maximum Deferred
     Sales Charge (Load)
     (as a percentage of
     original purchase price
     or redemption proceeds,
     whichever is less)                                        None(1,2)            5.00%              1.00%

     - - - - - - - - - - - - - -- - - - - - -- - - - - - -- - - - - - -- - - - - - - - - - - - - - - - - - -
     ANNUAL FUND OPERATING EXPENSES(3)
     - - - - - - - - - - - - - -- - - - - - -- - - - - - -- - - - - - -- - - - - - - - - - - - - - - - - - -
     (expenses that are deducted
     from fund assets)                                        CLASS A             CLASS B           CLASS C
     - - - - - - - - - - - - - -- - - - - - -- - - - - - -- - - - - - -- - - - - - - - - - - - - - - - - - -
     Management Fees(4)                                        1.17%                1.17%              1.17%

     Distribution and/or
     Service (12b-1) Fees                                      0.35                 1.00               1.00

     Other Expenses                                            0.43                 0.43               0.43

     Dividend Expenses
     Attributable to Securities Sold Short                     0.10                 0.10               0.10

     Interest                                                  0.16                 0.16               0.16

     Total Other Expenses                                      0.69                 0.69               0.69

     Total Annual Fund
     Operating Expenses                                        2.21                 2.86               2.86

     Fee Waivers(5)                                            0.17                 0.17               0.17

     Net Annual Fund Operating Expenses                        2.04                 2.69               2.69

     (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

     (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

     (3) There is no guarantee that actual expenses will be the same as those shown in the table.

     (4) The fund's base management fee is 1.50%. This fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.

     (5) Effective January 1, 2005 through June 30, 2006, the advisor has agreed to waive advisory fees such that the advisor receives a base management fee of 1.25%, subject to a maximum of 0.75% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.00% of average daily net assets, based on its performance. The net expenses have been restated to reflect this agreement.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                          ------       -------      -------      --------
      Class A                                                $762         $1,203       $1,670       $2,954
      Class B                                                 789          1,186        1,709        3,032
      Class C                                                 389            886        1,509        3,185

You would pay the following expenses if you did not redeem your shares:

                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                          ------       -------      -------      --------
      Class A                                                $762         $1,203       $1,670       $2,954
      Class B                                                 289            886        1,509        3,032
      Class C                                                 289            886        1,509        3,185"

The following new paragraph is added immediately after the second paragraph appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "Effective January 1, 2005 through June 30, 2006, the advisor has agreed to waive advisory fees such that the advisor receives an annual base management fee of 1.25% of the fund's average daily net assets, subject to a maximum performance adjustment upward or downward of 0.75% annually. As a result, the advisor may receive a management fee that ranges from 0.50% to 2.00% of average daily net assets, based on its performance. See "Investment Advisory and Other Services" in the Statement of Additional Information for additional information regarding the calculation of advisory fees."


                                       2